UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          August 12, 2005
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   35
                                                     ------------

Form 13F Information Table Value Total:              $  136,451
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM      00686U104    2540385           116692SH      SOLE          116692        0         0
Allete                  COM      018522102    1939613            38870SH      SOLE           38870        0         0
Brinks Company          COM      109696104    4021704           111714SH      SOLE          111714        0         0
Burlington Resource     COM      122014103    5030817            91072SH      SOLE           91072        0         0
Charles River Labs      COM      159864107    2245169            46532SH      SOLE           46532        0         0
Conseco                 COM      208464883    3657948           167642SH      SOLE          167642        0         0
Edward Lifesciences     COM      28176E108    3903592            90739SH      SOLE           90739        0         0
Gap (The)               COM      364760108    2965265           150140SH      SOLE          150140        0         0
Grant Prideco           COM      38821G101    4381363           165647SH      SOLE          165647        0         0
HCC Insurance Holdi     COM      404132102    5165354           136397SH      SOLE          136397        0         0
Host Marriott           COM      44107P104    5003267           285901SH      SOLE          285901        0         0
IDEX Corporation        COM      45167R104    3893510           100842SH      SOLE          100842        0         0
Interpublic Group       COM      460690100    4452850           365587SH      SOLE          365587        0         0
Jacobs Engineering      COM      469814107    4532699            80567SH      SOLE           80567        0         0
Kinder Morgan Energ     COM      494550106    2428935            47701SH      SOLE           47701        0         0
Kinder Morgan Manag     COM      49455U100    4013323            87246SH      SOLE           87246        0         0
Kroger                  COM      501044101    2954198           155239SH      SOLE          155239        0         0
La Quinta Corp          COM      50419U202    4762172           510415SH      SOLE          510415        0         0
PMI Group               COM      69344M101    5097921           130783SH      SOLE          130783        0         0
PartnerRe               COM      G6852T105    2749317            42678SH      SOLE           42678        0         0
Pioneer Natural Res     COM      723787107    4667135           110911SH      SOLE          110911        0         0
Prentiss Properties     COM      740706106    4729329           129784SH      SOLE          129784        0         0
Principal Financial     COM      74251V102    4445255           106092SH      SOLE          106092        0         0
Reebok Internationa     COM      758110100    4966769           118737SH      SOLE          118737        0         0
Roper Industries        COM      776696106    1559006            21844SH      SOLE           21844        0         0
Ross Stores             COM      778296103    4694406           162380SH      SOLE          162380        0         0
SEI Corporation         COM      784117103    4091170           109536SH      SOLE          109536        0         0
Southwest Airlines      COM      844741108    3394323           243670SH      SOLE          243670        0         0
Spectrum Brands, In     COM      84762L105    4651878           140966SH      SOLE          140966        0         0
Tektronix               COM      879131100    5123984           220197SH      SOLE          220197        0         0
Union Pacific           COM      907818108    3798706            58622SH      SOLE           58622        0         0
Varian Medical Syst     COM      92220P105    2644607            70844SH      SOLE           70844        0         0
Wabtec                  COM      929740108    2816458           131120SH      SOLE          131120        0         0
Waddell & Reed Fina     COM      930059100    2679355           144830SH      SOLE          144830        0         0
Weatherford Interna     COM      947074100    2765588            47699SH      SOLE           47699        0         0
Zebra Technnologies              989207105    3684009            84129SH      SOLE           84129        0         0

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